Exhibit 99.1

Certification of Services Performed

Reference is made to that certain proposed Loan Agreement (the “Loan Agreement”), by and between 2017-2 IH BORROWER L.P., a Delaware limited partnership (“Borrower”) and GERMAN AMERICAN CAPITAL CORPORATION (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that Green River Capital, LLC (“GRC”) has completed the services ordered by Client under the Evaluation Services Agreement dated October 17, 2017 between GRC and Client, in connection with the borrowing of the Loan for the Properties contained in the data tape entitled “IH 2017-2 Data Tape (cutoff as of 8.31.17) v3” (the “2017-SFR2 data tape”). Furthermore;

1.	GRC has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable Tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the 2017-SFR2 data tape and (c) no such Lease contains terms that are materially inconsistent with customary lease terms for the jurisdiction where the applicable Property is located, and (d) all Section 8 leases are correctly reported in the 2017-SFR2 data tape.

2.	GRC has reviewed the values in the 2017-SFR2 data tape that are used in the calculations and reporting of the purchase prices, lease commencement and expiration dates, rent amounts, Broker Price Opinion amounts, Broker Price Opinion completion dates, and actual renovation costs and verified such values in the 2017-SFR2 data tape are correct.

3.	GRC has reviewed (a) the addresses on the 2017-SFR2 data tape and verified that they match the addresses that appear on the Broker Price Opinions and (b) the county designation for each Property in the 2017-SFR2 data tape and confirmed each such designation is accurate and matches the county designation in the corresponding approved title policy commitment.

4.	GRC has reviewed the 2017-SFR2 data tape which indicates which Properties are or are not subject to an active homeowner’s, condominium, or other common-interest community association (each an, “HOA”) and has verified, based on its review of the title work, the 2017-SFR2 data tape and that certain HOA discrepancy review report dated on or about the date hereof executed by OS National, LLC (“OSN”), that the Properties identified in the 2017-SFR2 data tape as not being subject to an HOA are accurately identified.

5.	GRC has reviewed the 2017-SFR2 data tape , provided by Borrower, which indicates which Properties are condominiums and has confirmed, based on property-type designations in the Broker Price Opinion for each Property and, if necessary, based on the county records via an online database and other online resources, that the designations of Properties as condominiums on the 2017-SFR2 data tape are accurate.

6.	GRC has reviewed the purchase documentation for the Properties provided by Borrower in each case, suitable for the type of purchase. GRC has compared the acquisition price amounts in the 2017-SFR2 data tape against the purchase documentation provided and confirmed that the acquisition price amounts in the 2017-SFR2 data tape are accurate.

7.

In connection with each of the IH 2014-SFR2 and IH 2014-SFR3 transactions, GRC reviewed the renovation purchase orders, change orders and similar evidence for a random sample of at least 100 Properties from the initial data tape for each of the 2014-SFR2 and 2014-SFR3 transactions (the “2014-SFR2 and 2014-SFR3 preliminary data tapes”) and verified that the dollar amount corresponding to the Borrower’s stated actual rehabilitation line item spending reflected in each of the 2014-SFR2 and 2014-SFR3 preliminary data tapes was accurate.

With respect to each of the 117 of such sampled properties included on the data tape for the IH SFR 2017-SFR2 transaction, GRC has reviewed the 2014-SFR2 and 2014-SFR3 preliminary data tapes and the dollar amount corresponding to the Borrower’s stated actual rehabilitation line-item spending reflected in the 2017-SFR2 data tape and any differences are set forth on Schedule 1.

8.	GRC has reviewed the renovation costs by category for each Property on the general ledger for the Borrower and verified that the amount corresponds to the amount reflected on the Borrower’s 2017-SFR2 data tape.

9.	GRC has confirmed the schedule of Florida code liens generated by OS National, LLC, by comparing the contents of the schedule, including but not limited to, the amounts of such liens, and the accruing amounts of such liens, to the copies of recorded lien instruments in the applicable jurisdictions.

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Green River Capital, LLC

By:	/s/ Richard Lundbeck

Name:	Richard Lundbeck

Title:	Senior Vice President

Date:	10/25/2017

GRC DILIGENCE CERTIFICATE

Schedule 1

Property Count	Property ID	GRC Reno compare from 2014-2 and 2014-3	Actual Rehab Spend	GRC Rehab Tie-Out From 2014-2 and 2014-3	Difference
1	AZPH0400	GRC Reviewed - 2014-2	$19,370	$19,450		$80
2	AZPH0685	GRC Reviewed - 2014-2	$18,473	$18,476		$3
3	AZPH1651	GRC Reviewed - 2014-2	$22,709	$22,736		$27
4	AZPH1759	GRC Reviewed - 2014-2	$25,691	$25,710		$19
5	AZPH2478	GRC Reviewed - 2014-2	$31,083	$31,113		$30
6	AZPH2674	GRC Reviewed - 2014-2	$14,163	$14,197		$34
7	AZPH2702	GRC Reviewed - 2014-2	$23,138	$24,779		$1,641
8	AZPH2822	GRC Reviewed - 2014-2	$20,477	$20,495		$18
9	AZPH2910	GRC Reviewed - 2014-2	$23,490	$22,846	-$	644
10	AZPH3820	GRC Reviewed - 2014-2	$12,814	$12,821		$7
11	AZPH4130	GRC Reviewed - 2014-2	$29,532	$29,550		$18
12	CAIE1369	GRC Reviewed - 2014-2	$27,359	$27,364		$5
13	CALA1305	GRC Reviewed - 2014-2	$14,815	$14,837		$22
14	CALA1696	GRC Reviewed - 2014-2	$42,607	$42,609		$2
15	CALA1871	GRC Reviewed - 2014-2	$26,602	$26,619		$17
16	CASA0593	GRC Reviewed - 2014-2	$31,942	$31,946		$4
17	CASA0708	GRC Reviewed - 2014-2	$32,157	$32,294		$136
18	CASA0756	GRC Reviewed - 2014-2	$111,818	$111,821		$3
19	CASA1227	GRC Reviewed - 2014-2	$9,560	$9,573		$12
20	CASA1812	GRC Reviewed - 2014-2	$9,438	$9,440		$2
21	FLJA0268	GRC Reviewed - 2014-2	$56,352	$56,357		$5

GRC DILIGENCE CERTIFICATE

22	FLJA0415	GRC Reviewed - 2014-2	$18,894	$18,899		$5
23	FLOR0620	GRC Reviewed - 2014-2	$15,307	$15,314		$7
24	FLOR0754	GRC Reviewed - 2014-2	$20,024	$20,027		$3
25	FLOR0779	GRC Reviewed - 2014-2	$20,241	$20,254		$13
26	FLOR0967	GRC Reviewed - 2014-2	$30,092	$30,096		$4
27	FLOR1035	GRC Reviewed - 2014-2	$22,546	$22,549		$3
28	FLOR1197	GRC Reviewed - 2014-2	$40,672	$40,678		$6
29	FLOR1427	GRC Reviewed - 2014-2	$14,452	$14,455		$3
30	FLOR1429	GRC Reviewed - 2014-2	$17,949	$17,951		$2
31	FLOR1796	GRC Reviewed - 2014-2	$13,274	$13,278		$4
32	FLTA0217	GRC Reviewed - 2014-2	$30,872	$30,893		$21
33	FLTA0424	GRC Reviewed - 2014-2	$15,673	$15,741		$68
34	FLTA0498	GRC Reviewed - 2014-2	$47,213	$47,220		$7
35	WA2S1676	GRC Reviewed - 2014-2	$18,679	$19,778		$1,099
36	AZPH1363	GRC Reviewed - 2014-3	$10,040	$19,145		$9,105
37	AZPH1832	GRC Reviewed - 2014-3	$23,893	$23,920		$27
38	AZPH2740	GRC Reviewed - 2014-3	$10,546	$10,538	-$	8
39	AZPH2952	GRC Reviewed - 2014-3	$19,885	$19,043	-$	842
40	AZPH3082	GRC Reviewed - 2014-3	$12,704	$12,711		$7
41	AZPH3107	GRC Reviewed - 2014-3	$28,277	$28,284		$7
42	CAIE0069	GRC Reviewed - 2014-3	$71,067	$71,071		$3
43	CAIE0894	GRC Reviewed - 2014-3	$72,207	$72,212		$5
44	CAIE0899	GRC Reviewed - 2014-3	$24,404	$24,409		$5
45	CAIE0914	GRC Reviewed - 2014-3	$30,249	$30,252		$3
46	CAIE1183	GRC Reviewed - 2014-3	$12,005	$12,010		$4
47	CAIE1612	GRC Reviewed - 2014-3	$24,403	$24,407		$4
48	CAIE1639	GRC Reviewed - 2014-3	$26,424	$26,430		$6
49	CAIE1778	GRC Reviewed - 2014-3	$14,918	$14,921		$4

GRC DILIGENCE CERTIFICATE

50	CALA0883	GRC Reviewed - 2014-3	$60,734	$60,739		$4
51	CALA0885	GRC Reviewed - 2014-3	$58,171	$58,175		$4
52	CALA0889	GRC Reviewed - 2014-3	$45,292	$45,296		$5
53	CALA0897	GRC Reviewed - 2014-3	$66,210	$65,528	-$	682
54	CALA0903	GRC Reviewed - 2014-3	$42,804	$42,807		$3
55	CALA0906	GRC Reviewed - 2014-3	$54,808	$54,812		$4
56	CALA0911	GRC Reviewed - 2014-3	$54,059	$54,027	-$	32
57	CALA1465	GRC Reviewed - 2014-3	$77,264	$77,231	-$	33
58	CALA1466	GRC Reviewed - 2014-3	$28,594	$28,597		$3
59	CALA1561	GRC Reviewed - 2014-3	$13,092	$13,111		$19
60	CALA1737	GRC Reviewed - 2014-3	$23,274	$23,281		$7
61	CALA1807	GRC Reviewed - 2014-3	$28,967	$28,969		$2
62	CALA1944	GRC Reviewed - 2014-3	$54,605	$54,610		$5
63	CASA0505	GRC Reviewed - 2014-3	$18,648	$18,650		$3
64	CASA0710	GRC Reviewed - 2014-3	$23,743	$23,750		$7
65	CASA0853	GRC Reviewed - 2014-3	$10,180	$10,182		$2
66	CASA0885	GRC Reviewed - 2014-3	$17,411	$17,416		$5
67	CASA1412	GRC Reviewed - 2014-3	$13,513	$13,519		$7
68	FLMI0904	GRC Reviewed - 2014-3	$38,386	$38,403		$17
69	FLOR0686	GRC Reviewed - 2014-3	$24,906	$24,979		$73
70	FLOR0889	GRC Reviewed - 2014-3	$36,949	$36,952		$3
71	FLOR0903	GRC Reviewed - 2014-3	$25,431	$25,437		$6
72	FLOR0914	GRC Reviewed - 2014-3	$12,982	$12,983		$2
73	FLOR0982	GRC Reviewed - 2014-3	$24,256	$24,259		$3
74	FLOR1082	GRC Reviewed - 2014-3	$28,228	$28,231		$3
75	FLOR1163	GRC Reviewed - 2014-3	$19,332	$19,333		$1
76	FLOR1602	GRC Reviewed - 2014-3	$27,559	$27,561		$2
77	FLTA0129	GRC Reviewed - 2014-3	$20,860	$20,664	-$	197
78	FLTA0882	GRC Reviewed - 2014-3	$7,456	$7,460		$4
79	FLTA0884	GRC Reviewed - 2014-3	$11,083	$11,087		$4
80	FLTA0896	GRC Reviewed - 2014-3	$14,468	$14,471		$3
81	FLTA0900	GRC Reviewed - 2014-3	$13,254	$13,256		$2
82	FLTA0917	GRC Reviewed - 2014-3	$14,080	$14,088		$8
83	GAAT0917	GRC Reviewed - 2014-3	$26,976	$26,975	-$	2
84	ILCH0884	GRC Reviewed - 2014-3	$25,664	$25,692		$28
85	ILCH0890	GRC Reviewed - 2014-3	$67,730	$66,077	-$	1,654
86	NC2C0908	GRC Reviewed - 2014-3	$16,286	$16,289		$3
87	NC2C0913	GRC Reviewed - 2014-3	$13,625	$13,631		$6
88	WA2S0911	GRC Reviewed - 2014-3	$42,087	$43,648		$1,562
89	WA2S0912	GRC Reviewed - 2014-3	$25,175	$24,997	-$	178
Totals			$2,538,642.00	$2,548,692.00		$10,048.00

GRC DILIGENCE CERTIFICATE